ACCRUED LIABILITIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities and employee related benefits	$ 33,746	$ 18,746	$ 18,746
Accrued interest	130,824	131,303	58,462
Series D Convertible Preferred dividend	12,416	0
Total	$ 176,986	$ 150,049	$ 77,208